Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense	The components of income tax expense (benefit) were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019	2018
Current expense (benefit)	$0.4	$8.8	$9.5
Deferred expense	5.0	2.0	7.2
Total income tax expense	$5.4	$10.8	$16.7

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2020	2019	2018
Federal income tax rate:	21.0%	21.0%	21.0%
Reconciling items:
Dividends-received deduction	(3.3)%	(1.3)%	(0.8)%
TCJA impacts	—%	—%	0.5%
Other	(1.6)%	(0.3)%	(0.3)%
Effective income tax rate	16.1%	19.4%	20.4%

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2020	2019
Deferred tax assets:
Deferred gain on disposal of businesses	$5.6	$7.5
Deferred acquisition costs	16.0	16.5
Investments, net	3.6	5.8
Policyholder and separate account reserves	8.2	8.3
Employee benefits	—	2.8
Total deferred tax assets	33.4	40.9
Deferred tax liabilities:
Net unrealized appreciation on securities	(53.5)	(43.8)
Other	(0.6)	(0.6)
Total deferred tax liabilities	(54.1)	(44.4)
Net deferred income tax liabilities	$(20.7)	$(3.5)